Consolidated statement of comprehensive income (Parenthetical) - Main Scheme £ in Millions	3 Months Ended
Mar. 31, 2022 GBP (£)
Disclosure of transactions between related parties [line items]
Contributions	£ 500
Decrease in equity	365
UK Government Investments Ltd (UKGI)
Disclosure of transactions between related parties [line items]
Contributions	500
Decrease in equity	£ 365